Financial Instruments - Sensitivity Analysis of Exchange Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
10% strengthening of USD against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	$ (21,545)	$ (20,878)
10% strengthening of AED against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	3,950	3,469
10% strengthening of INR against AED [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	$ 8,245	$ 8,357